Note 8 - Income Tax - Changes in Deferred Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Net deferred tax liability, balance	$ 4,209	$ 7,362
Addition from business combination (Note 3)	0	48
Expense (benefit) in the Statement of Operations	1,542	(3,452)
Expense (benefit) in the Statement of Comprehensive Income	127	251
Net deferred tax liability, balance	$ 5,878	$ 4,209